Significant Accounting Policies - Basis of Presentation and Principles of Consolidation (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies
Preferred exchangeable shares issued	6,200	6,200
Preferred exchangeable shares outstanding	6,200	6,200
Common exchangeable shares issued	530,924	530,924
Common exchangeable shares outstanding	530,924	530,924